Long-term debt, current and non-current, details (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term debt, current and non-current [Abstract]
8.5% Senior Unsecured Notes	$ 0	$ 63,250
9.5% Senior Unsecured Bond	100,000	0
Secured Term Loans	434,850	541,543
Total debt outstanding	534,850	604,793
Less related deferred financing costs	(4,303)	(3,409)
Total debt, net of deferred financing costs	530,547	601,384
Less: Current portion of long term debt, net of deferred financing costs current	(96,434)	(60,763)
Long-term debt, net of current portion and deferred financing costs, non-current	$ 434,113	$ 540,621